UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8820
                                   ---------------------------------------------

                           The Markman MultiFund Trust
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               (Exact name of registrant as specified in charter)

             6600 France Avenue South, Minneapolis, Minnesota 55435
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               (Address of principal executive offices) (Zip code)

    Robert J. Markman, 6600 France Avenue South, Minneapolis, Minnesota 55435
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (952) 920-4848
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 03/31/07
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

MARKMAN CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2007 (Unaudited)


  Shares                                                            Market Value
COMMON STOCKS -- 99.3%
FINANCIAL -- 17.6%
     13,500   The Goldman Sachs Group, Inc.                         $  2,789,505
     18,000   MasterCard, Inc.                                         1,912,320
      3,500   Chicago Mercantile Exchange Holdings, Inc.               1,863,610
     55,000   Countrywide Financial Corp.                              1,850,200
     12,000   Franklin Resources, Inc.                                 1,449,960
     32,000   Fortress Investment Group LLC - Class A                    917,760
                                                                    ------------
                                                                      10,783,355
                                                                    ------------

HEALTH CARE/MEDICAL -- 14.7%
     44,000   UnitedHealth Group, Inc.                                 2,330,680
     24,000   Zimmer Holdings, Inc.*                                   2,049,840
     37,000   Cerner Corp.*                                            2,014,650
     29,000   Quest Diagnostics, Inc.                                  1,446,230
     20,000   Manor Care, Inc.                                         1,087,200
      1,000   Johnson & Johnson                                           60,260
                                                                    ------------
                                                                       8,988,860
                                                                    ------------

ENERGY/NATURAL RESOURCES -- 12.6%
     45,000   Valero Energy Corp.                                      2,902,050
     14,000   Oil Service HOLDRs Trust                                 2,040,080
     27,000   Peabody Energy Corp.                                     1,086,480
     34,000   BHP Billiton Ltd. - ADR                                  1,647,300
                                                                    ------------
                                                                       7,675,910
                                                                    ------------

LEISURE -- 8.8%
     52,000   McDonald's Corp.                                         2,342,600
     21,000   Las Vegas Sands Corp.*                                   1,818,810
     29,000   Royal Caribbean Cruises Ltd.                             1,222,640
                                                                    ------------
                                                                       5,384,050
                                                                    ------------

INTERNET COMMERCE -- 7.1%
      6,000   Google, Inc. - Class A*                                  2,748,960
     47,000   eBay, Inc.*                                              1,558,050
                                                                    ------------
                                                                       4,307,010
                                                                    ------------

RETAIL -- 7.0%
     15,000   Sears Holdings Corp.*                                    2,702,400
     49,000   Starbucks Corp.*                                         1,536,640
                                                                    ------------
                                                                       4,239,040
                                                                    ------------

CONSUMER PRODUCTS -- 6.8%
     33,000   Altria Group, Inc.                                       2,897,730
     20,000   Procter & Gamble Co.                                     1,263,200
                                                                    ------------
                                                                       4,160,930
                                                                    ------------

CONSUMER ELECTRONICS -- 5.5%
     36,000   Apple Computer, Inc.*                                    3,344,760
                                                                    ------------
REAL ESTATE INVESTMENT TRUST -- 4.3%
     14,000   Vornado Realty Trust                                     1,670,760
     60,000   Annaly Mortgage Management, Inc.                           928,800
                                                                    ------------
                                                                       2,599,560
                                                                    ------------

INDUSTRIAL EQUIPMENT & COMPONENTS -- 3.4%
     31,000   Caterpillar, Inc.                                        2,077,930
                                                                    ------------
AUTOMOTIVE -- 3.2%
     15,000   Toyota Motor Corp.                                       1,922,400
                                                                    ------------
TELECOMMUNICATIONS -- 2.6%
     40,000   AT&T, Inc.                                               1,577,200
                                                                    ------------

DEFENSE -- 2.4%
     19,000   General Dynamics Corp.                                   1,451,600
                                                                    ------------
MEDIA -- 2.0%
     35,000   The Walt Disney Co.                                      1,205,050
                                                                    ------------
HOMEBUILDERS/REAL ESTATE DEVELOPMENT -- 1.3%
     28,000   Toll Brothers, Inc.*                                       766,640
                                                                    ------------
TOTAL COMMON STOCKS                                                 $ 60,484,295
                                                                    ------------


TOTAL COMMON STOCKS -- 99.3%                                        $ 60,484,295
(Cost $53,627,627)

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                            453,819
                                                                    ------------

NET ASSETS -- 100.0%                                                $ 60,938,114
                                                                    ============


*  Non-income producing security.
ADR - American Depository Receipt.

See accompanying notes to portfolio of investments.

MARKMAN CORE GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2007 (Unaudited)

Securities valuation - Shares of common stocks, closed-end funds and exchange traded funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities, which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Shares of open-end mutual funds and money market funds in which the Fund invests are valued at their respective net asset values as reported by the underlying funds. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Markman Core Growth Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal tax information - As of March 31, 2007, the aggregate identified cost for federal income tax purposes is $54,884,262, resulting in gross unrealized appreciation and depreciation of $6,523,675 and $1,000,241, respectively, and net unrealized appreciation of $5,523,434.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Markman MultiFund Trust

By (Signature and Title)


/s/ Robert J. Markman
---------------------------------
Robert J. Markman
President

Date:  May 10, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Robert J. Markman
---------------------------------
Robert J. Markman
President

Date:  May 10, 2007

By (Signature and Title)


/s/ Judith E. Fansler
---------------------------------
Judith E. Fansler
Treasurer and Chief Financial Officer

Date:  May 10, 2007